OTHER EXPENSES (Details) - USD ($) $ in Millions			3 Months Ended		9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Impairment [Line Items]
Impairment of intangible assets	$ 564	$ 265
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			$ 34	$ 67	$ 85	$ 329
Integration Expenses			42	0	83	0
Impairment of long-lived assets			29	187	614	334
Contingent Consideration			(34)	(67)	(85)	(329)
Acquisition costs			43	61	101	194
Other expenses			(673)	(1)	(616)	(10)
Restructuring			115	70	154	121
Total			(410)	$ 384	421	$ 968
Revascor Carrying Value Of In Process R&D Asset	258		258		258
Divestitures Of Products Gain					693
Godollo Property Plant And Equipment	171		171		171
Contingent Consideration	$ 184		$ 184		184
Zecuity [Member]
Impairment [Line Items]
Impairment of intangible assets					248
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1					122
Contingent Consideration					(122)
BendekaTM [Member]
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1					184
Contingent Consideration					$ (184)